UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABVYX

May 31, 2025

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Advisor Class: ABVYX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ABVYX

2

LCV-ADV-0154-0525

Class A: ABVAX

May 31, 2025

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Class A: ABVAX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ABVAX

2

LCV-A-0154-0525

Class C: ABVCX

May 31, 2025

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Class C: ABVCX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ABVCX

2

LCV-C-0154-0525

Class I: ABVIX

May 31, 2025

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Class I: ABVIX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: ABVIX

2

LCV-I-0154-0525

Class Z: ABVZX

May 31, 2025

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Class Z: ABVZX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: ABVZX

2

LCG-Z-0154-0525

Advisor Class: ABYSX

May 31, 2025

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Advisor Class: ABYSX

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABYSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ABYSX

2

DV-ADV-0154-0525

Class A: ABASX

May 31, 2025

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Class A: ABASX

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABASX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ABASX

2

DV-A-0154-0525

Class C: ABCSX

May 31, 2025

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Class C: ABCSX

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABCSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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Class C: ABCSX

2

DV-C-0154-0525

Class I: ABSIX

May 31, 2025

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AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Class I: ABSIX

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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Class I: ABSIX

2

DV-I-0154-0525

Class Z: ABSZX

May 31, 2025

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AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Class Z: ABSZX

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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Class Z: ABSZX

2

DV-Z-0154-0525

Advisor Class: ABIYX

May 31, 2025

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Advisor Class: ABIYX

1

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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2

IV-ADV-0154-0525

Class A: ABIAX

May 31, 2025

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Class A: ABIAX

1

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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Class A: ABIAX

2

IV-A-0154-0525

Class C: ABICX

May 31, 2025

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Class C: ABICX

1

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABICX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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Class C: ABICX

2

IV-C-0154-0525

Class I: AIVIX

May 31, 2025

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Class I: AIVIX

1

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIVIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

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Class I: AIVIX

2

IV-I-0154-0525

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Industrials – 19.9%
Air Freight & Logistics – 2.4%
CH Robinson Worldwide, Inc.	272,470	$26,148,946
GXO Logistics, Inc.(a)(b)	639,080	26,291,751

		52,440,697

Commercial Services & Supplies – 0.8%
MillerKnoll, Inc.	1,071,727	18,080,034

Construction & Engineering – 3.4%
Fluor Corp.(a)	704,118	29,277,227
MasTec, Inc.(a)	149,826	23,362,368
WillScot Holdings Corp.(b)	837,360	22,566,852

		75,206,447

Electrical Equipment – 1.4%
Regal Rexnord Corp.	224,653	29,977,696

Ground Transportation – 1.0%
ArcBest Corp.	353,185	22,141,168

Machinery – 4.0%
CNH Industrial NV(b)	1,946,380	24,349,214
JBT Marel Corp.(b)	235,332	27,018,467
Pentair PLC	360,430	35,747,447

		87,115,128

Marine Transportation – 0.7%
Kirby Corp.(a)	144,486	15,985,931

Professional Services – 4.1%
CACI International, Inc. – Class A(a)(b)	67,390	28,842,920
First Advantage Corp.(a)(b)	1,221,360	20,909,683
Robert Half, Inc.	504,963	23,122,256
WNS Holdings Ltd.(a)(b)	304,001	17,629,018

		90,503,877

Trading Companies & Distributors – 2.1%
Core & Main, Inc. – Class A(a)	454,270	24,898,539
Herc Holdings, Inc.	167,425	20,760,700

		45,659,239

		437,110,217

Financials – 19.5%
Banks – 10.2%
BankUnited, Inc.	369,375	12,551,362
Comerica, Inc.	307,378	17,548,210
First BanCorp/Puerto Rico	980,465	19,589,691
First Citizens BancShares, Inc./NC – Class A	14,599	26,991,799
First Hawaiian, Inc.	837,718	20,004,706
Flagstar Financial, Inc.(b)	1,257,309	14,484,200

ABFunds.com	AB Discovery Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Independent Bank Corp.	355,917	$21,888,895
Texas Capital Bancshares, Inc.(a)	237,728	17,042,720
UMB Financial Corp.	280,263	28,900,721
Webster Financial Corp.	375,268	19,318,797
Wintrust Financial Corp.	214,318	25,591,712

		223,912,813

Capital Markets – 4.0%
Cboe Global Markets, Inc.	154,316	35,356,882
Invesco Ltd.	2,058,102	29,760,155
Stifel Financial Corp.	248,691	23,431,666

		88,548,703

Financial Services – 2.1%
NCR Atleos Corp.(a)	1,117,779	29,632,321
Walker & Dunlop, Inc.	237,733	16,282,333

		45,914,654

Insurance – 3.2%
American Financial Group, Inc./OH	239,990	29,753,960
Hanover Insurance Group, Inc. (The)	207,039	36,434,723
Kemper Corp.	58,573	3,732,858

		69,921,541

		428,297,711

Information Technology – 11.7%
Communications Equipment – 3.1%
Calix, Inc.(a)	301,114	13,923,512
F5, Inc.(a)	100,514	28,684,685
Lumentum Holdings, Inc.(a)(b)	364,600	26,353,288

		68,961,485

Electronic Equipment, Instruments & Components – 4.1%
Avnet, Inc.	426,024	21,305,460
Belden, Inc.	151,118	16,048,731
Crane NXT Co.(b)	60,116	3,222,819
IPG Photonics Corp.(a)(b)	338,700	22,442,262
TD SYNNEX Corp.(b)	220,696	26,779,253

		89,798,525

Semiconductors & Semiconductor Equipment – 0.7%
FormFactor, Inc.(a)	500,852	14,950,432

Software – 3.8%
ACI Worldwide, Inc.(a)	487,689	22,560,493
Commvault Systems, Inc.(a)	100,071	18,328,004
Gen Digital, Inc.	703,144	20,025,541
Nice Ltd. (Sponsored ADR)(a)(b)	144,280	23,940,381

		84,854,419

		258,564,861

2 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 9.6%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	800,126	$12,730,005

Health Care REITs – 1.3%
American Healthcare REIT, Inc.	818,820	28,609,571

Hotel & Resort REITs – 0.8%
Ryman Hospitality Properties, Inc.	180,477	17,526,121

Industrial REITs – 2.0%
First Industrial Realty Trust, Inc.	400,669	19,805,069
STAG Industrial, Inc.	696,136	24,768,519

		44,573,588

Office REITs – 1.4%
COPT Defense Properties	1,097,990	30,139,825

Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.(a)	149,600	33,315,920

Residential REITs – 1.4%
Independence Realty Trust, Inc.	1,636,357	30,419,877

Specialized REITs – 0.6%
CubeSmart	320,123	13,688,459

		211,003,366

Consumer Discretionary – 9.4%
Automobile Components – 1.6%
BorgWarner, Inc.	1,062,127	35,145,782

Diversified Consumer Services – 1.4%
ADT, Inc.	3,782,097	31,467,047

Leisure Products – 1.0%
Brunswick Corp./DE	417,732	21,145,594

Specialty Retail – 4.0%
AutoNation, Inc.(a)	158,923	29,217,994
Bath & Body Works, Inc.	1,083,776	30,475,781
Group 1 Automotive, Inc.	64,348	27,278,404

		86,972,179

Textiles, Apparel & Luxury Goods – 1.4%
Crocs, Inc.(a)(b)	304,666	31,075,932

		205,806,534

Health Care – 7.6%
Health Care Equipment & Supplies – 3.7%
Avantor, Inc.(a)	1,682,892	21,726,136
Envista Holdings Corp.(a)(b)	1,296,509	23,687,219

ABFunds.com	AB Discovery Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Integer Holdings Corp.(a)	232,322	$27,590,561
Integra LifeSciences Holdings Corp.(a)(b)	635,361	8,043,670

		81,047,586

Health Care Providers & Services – 3.0%
Encompass Health Corp.	373,641	45,173,197
Tenet Healthcare Corp.(a)	120,862	20,397,880

		65,571,077

Life Sciences Tools & Services – 0.9%
ICON PLC(a)	159,120	20,730,153

		167,348,816

Consumer Staples – 5.9%
Consumer Staples Distribution & Retail – 3.3%
BJ’s Wholesale Club Holdings, Inc.(a)	420,770	47,635,372
Dollar Tree, Inc.(a)	282,998	25,543,399

		73,178,771

Food Products – 1.4%
Nomad Foods Ltd.	1,737,139	30,399,933

Household Products – 1.2%
WD-40 Co.	110,310	26,874,825

		130,453,529

Energy – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Cameco Corp.(b)	453,129	26,521,640
HF Sinclair Corp.(b)	247,741	8,950,882
Magnolia Oil & Gas Corp. – Class A(b)	1,020,947	21,950,361
Matador Resources Co.	548,170	23,576,792
Northern Oil & Gas, Inc.(b)	708,783	18,839,452

		99,839,127

Utilities – 4.4%
Electric Utilities – 3.7%
IDACORP, Inc.	310,325	36,913,159
TXNM Energy, Inc.	788,512	44,700,745

		81,613,904

Gas Utilities – 0.7%
ONE Gas, Inc.	206,737	15,455,658

		97,069,562

Materials – 4.1%
Chemicals – 2.7%
Avient Corp.	701,565	25,347,543
RPM International, Inc.	295,538	33,644,046

		58,991,589

Containers & Packaging – 1.4%
Graphic Packaging Holding Co.	1,388,398	30,850,204

		89,841,793

4 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 2.5%
Media – 2.5%
Criteo SA (Sponsored ADR)(a)	809,626	$20,613,078
Nexstar Media Group, Inc.(b)	205,649	35,046,703

		55,659,781

Total Common Stocks (cost $2,034,537,540)		2,180,995,297

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $32,478,127)	32,478,127	32,478,127

Total Investments – 100.6% (cost $2,067,015,667)		2,213,473,424
Other assets less liabilities – (0.6)%		(12,792,110)

Net Assets – 100.0%		$2,200,681,314

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,034,537,540)	$2,180,995,297	(a)
Affiliated issuers (cost $32,478,127)	32,478,127
Cash	12
Receivable for investment securities sold	2,686,851
Unaffiliated dividends and interest receivable	2,579,519
Receivable for shares of beneficial interest sold	808,864
Affiliated dividends receivable	87,482
Receivable due from Adviser	4,219

Total assets	2,219,640,371

Liabilities
Payable for investment securities purchased	16,179,895
Advisory fee payable	1,445,682
Payable for shares of beneficial interest redeemed	709,111
Transfer Agent fee payable	74,210
Distribution fee payable	46,737
Administrative fee payable	45,249
Trustees’ fees payable	16,385
Accrued expenses	441,788

Total liabilities	18,959,057

Net Assets	$2,200,681,314

Composition of Net Assets
Paid-in capital	$2,042,447,827
Distributable earnings	158,233,487

Net Assets	$2,200,681,314

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$198,173,752	10,162,318	$19.50	*

C	$3,597,150	231,842	$15.52

Advisor	$1,427,069,399	70,431,558	$20.26

I	$126,296,407	6,561,208	$19.25

Z	$445,544,606	23,198,674	$19.21

(a)	Includes securities on loan with a value of $291,079,551 (see Note E).

*	The maximum offering price per share for Class A shares was $20.37 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Discovery Value Fund	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $45,678)	$20,912,997
Affiliated issuers	430,949
Interest	2,034
Securities lending income, net	149,969	$21,495,949

Expenses
Advisory fee (see Note B)	8,699,998
Distribution fee—Class A	267,351
Distribution fee—Class C	22,584
Transfer agency—Class A	57,861
Transfer agency—Class C	1,291
Transfer agency—Advisor Class	403,257
Transfer agency—Class I	81,173
Transfer agency—Class Z	62,542
Custody and accounting	92,837
Administrative	61,155
Registration fees	59,025
Printing	52,890
Audit and tax	28,414
Trustees’ fees	25,769
Legal	25,548
Miscellaneous	24,033

Total expenses before bank overdraft expense	9,965,728
Bank overdraft expense	68,759

Total expenses	10,034,487
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(24,212)

Net expenses		10,010,275

Net investment income		11,485,674

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		29,816,922
Foreign currency transactions		(1,026)
Net change in unrealized appreciation (depreciation) of:
Investments		(376,130,949)
Foreign currency denominated assets and liabilities		(125)

Net loss on investment and foreign currency transactions		(346,315,178)

Net Decrease in Net Assets from Operations		$(334,829,504)

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,485,674		$20,127,428
Net realized gain on investment transactions	29,815,896		314,110,993
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(376,131,074)		356,983,300

Net increase (decrease) in net assets from operations	(334,829,504)		691,221,721
Distributions to Shareholders
Class A	(29,323,924)		(14,653,544)
Class C	(800,091)		(430,035)
Advisor Class	(194,479,449)		(89,029,031)
Class R	– 0	–	(1,670,906)
Class K	– 0	–	(785,359)
Class I	(18,299,169)		(8,557,743)
Class Z	(65,740,734)		(47,557,563)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	201,861,134		(363,200,133)

Total increase (decrease)	(441,611,737)		165,337,407
Net Assets
Beginning of period	2,642,293,051		2,476,955,644

End of period	$2,200,681,314		$2,642,293,051

See notes to financial statements.

8 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

ABFunds.com	AB Discovery Value Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

10 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Discovery Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,180,995,297		$	– 0	–	$	– 0	–	$2,180,995,297
Short-Term Investments	32,478,127			– 0	–		– 0	–	32,478,127

Total Investments in Securities	2,213,473,424			– 0	–		– 0	–	2,213,473,424
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,213,473,424		$	– 0	–	$	– 0	–	$2,213,473,424

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

12 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

ABFunds.com	AB Discovery Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2025, the reimbursement for such services amounted to $61,155.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $273,774 for the six months ended May 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,847 from the sale of Class A shares and received $250 and $210 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory

14 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2025, such waiver amounted to $20,030.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$17,153	$312,013	$296,688	$32,478		$431
AB Government Money Market Portfolio*	228	211,504	211,732	– 0	–	15

Total				$32,478		$446

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,683,798, $2,847,815 and $921,767 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

ABFunds.com	AB Discovery Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$740,475,162		$839,791,328
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$331,153,360
Gross unrealized depreciation	(184,695,603)

Net unrealized appreciation	$146,457,757

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by

16 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB Discovery Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$291,079,551	$	– 0	–	$302,050,398	$134,855	$15,114	$4,182

*	As of May 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Class A
Shares sold	247,526	525,004	$5,030,347	$11,646,419

Shares issued in reinvestment of dividends and distributions	1,167,734	658,911	25,631,933	13,145,264

Shares converted from Class C	28,077	33,461	583,940	750,737

Shares redeemed	(1,169,898)	(2,307,189)	(23,856,459)	(51,405,424)

Net increase (decrease)	273,439	(1,089,813)	$7,389,761	$(25,863,004)

Class C
Shares sold	8,795	17,751	$147,650	$340,351

Shares issued in reinvestment of distributions	41,519	24,817	727,836	407,988

Shares converted to Class A	(35,118)	(40,772)	(583,940)	(750,737)

Shares redeemed	(67,808)	(66,415)	(1,088,264)	(1,205,145)

Net decrease	(52,612)	(64,619)	$(796,718)	$(1,207,543)

Advisor Class
Shares sold	5,903,326	7,802,113	$124,289,483	$179,577,312

Shares issued in reinvestment of dividends and distributions	7,603,941	3,891,957	173,217,773	80,213,235

Shares redeemed	(7,173,011)	(11,791,437)	(151,854,700)	(271,697,639)

Net increase (decrease)	6,334,256	(97,367)	$145,652,556	$(11,907,092)

18 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)			Year Ended November 30, 2024

Class R
Shares sold	– 0	–	69,530	$	– 0	–	$1,438,845

Shares issued in reinvestment of dividends and distributions	– 0	–	87,390		– 0	–	1,670,906

Shares redeemed	– 0	–	(1,511,904)		– 0	–	(32,420,490)

Net increase (decrease)	– 0	–	(1,354,984)	$	– 0	–	$(29,310,739)

Class K
Shares sold	– 0	–	44,741	$	– 0	–	$937,944

Shares issued in reinvestment of dividends and distributions	– 0	–	40,028		– 0	–	785,355

Shares redeemed	– 0	–	(723,473)		– 0	–	(15,752,618)

Net increase (decrease)	– 0	–	(638,704)	$	– 0	–	$(14,029,319)

Class I
Shares sold	852,122		1,302,831		$16,678,619		$28,609,319

Shares issued in reinvestment of dividends and distributions	840,147		431,277		18,189,172		8,500,478

Shares redeemed	(1,177,854)		(1,877,587)		(22,875,624)		(41,834,795)

Net increase (decrease)	514,415		(143,479)		$11,992,167		$(4,724,998)

Class Z
Shares sold	1,096,097		3,408,981		$22,048,545		$75,118,538

Shares issued in reinvestment of dividends and distributions	2,977,367		2,387,457		64,281,354		46,937,399

Shares redeemed	(2,457,345)		(18,261,939)		(48,706,531)		(398,213,375)

Net increase (decrease)	1,616,119		(12,465,501)		$37,623,368		$(276,157,438)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and

ABFunds.com	AB Discovery Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

20 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$25,198,883	$30,628,777
Net long-term capital gains	137,485,298	163,827,698

Total taxable distributions paid	$162,684,181	$194,456,475

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$63,064,294
Undistributed capital gains	242,698,831
Unrealized appreciation (depreciation)	495,943,233	(a)

Total accumulated earnings (deficit)	$801,706,358

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Discovery Value Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 25.45	$ 20.75	$ 22.19	$ 26.15	$ 19.27	$ 20.27

Income From Investment Operations

Net investment income(a)(b)	.08	.13	.12	.17	.20	.14

Net realized and unrealized gain (loss) on investment transactions	(3.05)	5.91	(.08)	(1.73)	6.79	(.34)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.97)	6.04	.04	(1.56)	6.99	(.20)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.10)	(.19)	(.22)	(.11)	(.16)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(2.98)	(1.34)	(1.48)	(2.40)	(.11)	(.80)

Net asset value, end of period	$ 19.50	$ 25.45	$ 20.75	$ 22.19	$ 26.15	$ 19.27

Total Return

Total investment return based on net asset value(d)*	(12.98)%	30.87%	.44%	(6.98)%	36.43%	(1.09)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198,174	$251,694	$227,835	$260,309	$327,794	$258,777

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.09	%(e)^	1.09%	1.10%	1.08%	1.08%	1.15%

Expenses, before waivers/reimbursements	1.09	%(e)^	1.09%	1.10%	1.08%	1.08%	1.15%

Net investment income(b)	.76	%^	.57%	.57%	.75%	.82%	.87%

Portfolio turnover rate	32%	53%	52%	50%	53%	52%

See footnote summary on pages 26-27.

22 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.82	$ 17.23	$ 18.66	$ 22.30	$ 16.47	$ 17.42

Income From Investment Operations

Net investment income (loss)(a)(b)	– 0	–	(.03)	(.03)	0	(c)	.01	.02

Net realized and unrealized gain (loss) on investment transactions	(2.44)	4.86	(.07)	(1.45)	5.82	(.32)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.44)	4.83	(.10)	(1.45)	5.83	(.30)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.04)	(.01)	– 0	–	(.01)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(2.86)	(1.24)	(1.33)	(2.19)	– 0	–	(.65)

Net asset value, end of period	$ 15.52	$ 20.82	$ 17.23	$ 18.66	$ 22.30	$ 16.47

Total Return

Total investment return based on net asset value(d)*	(13.29)%	29.92%	(.28)%	(7.70)%	35.40%	(1.85)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,597	$5,922	$6,016	$9,541	$13,548	$15,006

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.84	%(e)^	1.84%	1.85%	1.83%	1.83%	1.90%

Expenses, before waivers/reimbursements	1.84	%(e)^	1.84%	1.85%	1.83%	1.83%	1.90%

Net investment income (loss)(b)	(.01	)%^	(.18)%	(.20)%	(.02)%	.03%	.12%

Portfolio turnover rate	32%	53%	52%	50%	53%	52%

See footnote summary on pages 26-27.

ABFunds.com	AB Discovery Value Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 26.36	$ 21.45	$ 22.89	$ 26.90	$ 19.83	$ 20.83

Income From Investment Operations

Net investment income(a)(b)	.11	.19	.17	.23	.27	.19

Net realized and unrealized gain (loss) on investment transactions	(3.17)	6.11	(.06)	(1.78)	6.96	(.34)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.06)	6.30	.11	(1.55)	7.23	(.15)

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.15)	(.26)	(.28)	(.16)	(.21)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(3.04)	(1.39)	(1.55)	(2.46)	(.16)	(.85)

Net asset value, end of period	$ 20.26	$ 26.36	$ 21.45	$ 22.89	$ 26.90	$ 19.83

Total Return

Total investment return based on net asset value(d)*	(12.89)%	31.19%	.73%	(6.78)%	36.76%	(.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,427,069	$1,689,588	$1,376,938	$1,485,483	$1,738,004	$1,225,735

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.84	%(e)^	.84%	.85%	.83%	.83%	.90%

Expenses, before waivers/reimbursements	.84	%(e)^	.84%	.85%	.83%	.83%	.90%

Net investment income(b)	1.01	%^	.82%	.82%	1.00%	1.07%	1.10%

Portfolio turnover rate	32%	53%	52%	50%	53%	52%

See footnote summary on pages 26-27.

24 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 25.19	$ 20.56	$ 22.01	$ 25.96	$ 19.14	$ 20.13

Income From Investment Operations

Net investment income(a)(b)	.10	.17	.16	.22	.25	.18

Net realized and unrealized gain (loss) on investment transactions	(3.02)	5.85	(.07)	(1.72)	6.73	(.32)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.92)	6.02	.09	(1.50)	6.98	(.14)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.15)	(.25)	(.27)	(.16)	(.21)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(3.02)	(1.39)	(1.54)	(2.45)	(.16)	(.85)

Net asset value, end of period	$ 19.25	$ 25.19	$ 20.56	$ 22.01	$ 25.96	$ 19.14

Total Return

Total investment return based on net asset value(d)*	(12.90)%	31.14%	.68%	(6.81)%	36.71%	(.79)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126,296	$152,313	$127,295	$132,169	$152,215	$178,761

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.91	%(e)^	.91%	.88%	.86%	.86%	.90%

Expenses, before waivers/reimbursements	.91	%(e)^	.91%	.88%	.86%	.86%	.90%

Net investment income(b)	.94	%^	.76%	.79%	.97%	1.03%	1.11%

Portfolio turnover rate	32%	53%	52%	50%	53%	52%

See footnote summary on pages 26-27.

ABFunds.com	AB Discovery Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 25.15	$ 20.53	$ 21.98	$ 25.93	$ 19.12	$ 20.11

Income From Investment Operations

Net investment income(a)(b)	.10	.19	.17	.24	.27	.20

Net realized and unrealized gain (loss) on investment transactions	(2.99)	5.83	(.06)	(1.72)	6.72	(.33)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.89)	6.02	.11	(1.48)	6.99	(.13)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.16)	(.27)	(.29)	(.18)	(.22)

Distributions from net realized gain on investment transactions	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–	(.64)

Total dividends and distributions	(3.05)	(1.40)	(1.56)	(2.47)	(.18)	(.86)

Net asset value, end of period	$ 19.21	$ 25.15	$ 20.53	$ 21.98	$ 25.93	$ 19.12

Total Return

Total investment return based on net asset value(d)*	(12.84)%	31.24%	.77%	(6.71)%	36.76%	(.71)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$445,545	$542,776	$698,987	$905,260	$972,914	$897,818

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.81	%(e)^	.81%	.80%	.79%	.78%	.81%

Expenses, before waivers/reimbursements	.81	%(e)^	.81%	.80%	.79%	.78%	.81%

Net investment income(b)	1.04	%^	.87%	.86%	1.05%	1.11%	1.19%

Portfolio turnover rate.	32%	53%	52%	50%	53%	52%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

26 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30,
			2024		2023	2022	2021	2020
Class A
Net of waivers/reimbursements	1.08	%^	1.09	%^	1.10%	1.08%	1.06%	1.15%
Before waivers/reimbursements	1.08	%^	1.09	%^	1.10%	1.08%	1.06%	1.15%
Class C
Net of waivers/reimbursements	1.83	%^	1.84	%^	1.85%	1.83%	1.81%	1.90%
Before waivers/reimbursements	1.83	%^	1.84	%^	1.85%	1.83%	1.82%	1.90%
Advisor Class
Net of waivers/reimbursements	.83	%^	.84	%^	.85%	.83%	.81%	.90%
Before waivers/reimbursements	.83	%^	.84	%^	.85%	.83%	.81%	.90%
Class I
Net of waivers/reimbursements	.90	%^	.91	%^	.88%	.86%	.86%	.90%
Before waivers/reimbursements	.90	%^	.91	%^	.88%	.86%	.86%	.90%
Class Z
Net of waivers/reimbursements	.80	%^	.81	%^	.80%	.79%	.80%	.81%
Before waivers/reimbursements	.80	%^	.81	%^	.80%	.79%	.80%	.81%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2025 by .01%.

^	Annualized.

See	notes to financial statements.

ABFunds.com	AB Discovery Value Fund 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

28 AB Discovery Value Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Discovery Value Fund 29

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously

30 AB Discovery Value Fund	ABFunds.com

discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were close to a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced to the extent the net assets of the Fund increase beyond a breakpoint level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

ABFunds.com	AB Discovery Value Fund 31

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

32 AB Discovery Value Fund	ABFunds.com

AB DISCOVERY VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

DV-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB International Value Fund

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.9%
Industrials – 21.0%
Aerospace & Defense – 6.4%
Airbus SE	14,091	$2,591,679
BAE Systems PLC	85,945	2,203,618
Melrose Industries PLC	350,044	2,217,818

		7,013,115

Construction & Engineering – 2.9%
Shimizu Corp.	127,100	1,397,382
Vinci SA	12,995	1,856,799

		3,254,181

Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	82,800	1,652,438

Ground Transportation – 1.3%
Keisei Electric Railway Co., Ltd.(a)	145,100	1,387,346

Machinery – 5.9%
Amada Co., Ltd.	81,200	829,710
CNH Industrial NV	128,067	1,602,118
Kawasaki Heavy Industries Ltd.	15,600	1,093,945
Techtronic Industries Co., Ltd. – Class H	97,000	1,080,417
Toyota Industries Corp.	15,400	1,925,409

		6,531,599

Passenger Airlines – 1.5%
Ryanair Holdings PLC (Sponsored ADR)	30,565	1,699,414

Professional Services – 1.5%
Persol Holdings Co., Ltd.	862,300	1,610,284

		23,148,377

Financials – 16.5%
Banks – 11.0%
ABN AMRO Bank NV	87,370	2,258,466
Banco Bilbao Vizcaya Argentaria SA	121,980	1,831,158
Danske Bank A/S	45,796	1,754,889
Erste Group Bank AG	17,522	1,411,038
NatWest Group PLC	308,642	2,191,620
Resona Holdings, Inc.	307,600	2,726,287

		12,173,458

Insurance – 5.5%
ASR Nederland NV(a)	26,301	1,686,505
AXA SA	52,974	2,496,959
Prudential PLC	163,500	1,859,607

		6,043,071

		18,216,529

ABFunds.com	AB International Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 11.2%
Health Care Equipment & Supplies – 1.2%
Siemens Healthineers AG	24,936	$1,319,798

Health Care Providers & Services – 1.2%
Fresenius SE & Co. KGaA	28,132	1,378,722

Life Sciences Tools & Services – 1.0%
ICON PLC(b)	8,277	1,078,328

Pharmaceuticals – 7.8%
GSK PLC	64,925	1,318,882
Haleon PLC	425,566	2,375,646
Merck KGaA	9,231	1,209,619
Roche Holding AG	11,229	3,637,602

		8,541,749

		12,318,597

Information Technology – 8.5%
IT Services – 2.1%
NTT Data Group Corp.(a)	83,500	2,300,273

Semiconductors & Semiconductor Equipment – 4.8%
NXP Semiconductors NV	5,311	1,015,091
Taiwan Semiconductor Manufacturing Co., Ltd.	55,600	1,773,307
Tokyo Electron Ltd.	15,720	2,473,777

		5,262,175

Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co., Ltd.	44,373	1,800,554

		9,363,002

Energy – 7.5%
Energy Equipment & Services – 4.1%
Shell PLC	96,368	3,196,692
Vallourec SACA	78,982	1,337,158

		4,533,850

Oil, Gas & Consumable Fuels – 3.4%
Cameco Corp.	39,644	2,320,836
Repsol SA	105,657	1,423,510

		3,744,346

		8,278,196

Consumer Discretionary – 7.5%
Automobiles – 1.6%
Honda Motor Co., Ltd.	175,700	1,784,830

Household Durables – 2.0%
Sony Group Corp.	82,000	2,194,806

2 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 2.7%
Industria de Diseno Textil SA	37,379	$2,025,018
JD Sports Fashion PLC(a)	797,491	904,459

		2,929,477

Textiles, Apparel & Luxury Goods – 1.2%
Burberry Group PLC	93,471	1,307,606

		8,216,719

Materials – 6.7%
Chemicals – 3.5%
Arkema SA	15,085	1,077,908
Kuraray Co., Ltd.	110,900	1,404,150
Tosoh Corp.	94,400	1,397,075

		3,879,133

Construction Materials – 1.8%
CRH PLC	21,205	1,933,048

Metals & Mining – 1.4%
Lundin Mining Corp.(a)	165,507	1,566,609

		7,378,790

Consumer Staples – 5.3%
Beverages – 1.8%
Coca-Cola Europacific Partners PLC	20,935	1,921,623

Food Products – 3.5%
Nestle SA (REG)	21,960	2,339,554
Toyo Suisan Kaisha Ltd.	23,500	1,559,101

		3,898,655

		5,820,278

Communication Services – 4.5%
Diversified Telecommunication Services – 4.5%
Deutsche Telekom AG (REG)	47,121	1,784,398
Koninklijke KPN NV	343,063	1,612,899
Telstra Group Ltd.	525,868	1,620,868

		5,018,165

Utilities – 3.4%
Electric Utilities – 3.4%
EDP SA	450,590	1,798,461
Enel SpA	210,670	1,936,479

		3,734,940

Real Estate – 2.8%
Diversified REITs – 1.3%
Merlin Properties Socimi SA	111,395	1,380,092

Real Estate Management & Development – 1.5%
Mitsui Fudosan Co., Ltd.	174,800	1,674,144

		3,054,236

Total Common Stocks (cost $82,162,950)		104,547,829

ABFunds.com	AB International Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $5,220,630)	5,220,630	$5,220,630

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $87,383,580)		109,768,459

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $822,133)	822,133	822,133

Total Investments – 100.4% (cost $88,205,713)		110,590,592
Other assets less liabilities – (0.4)%		(443,250)

Net Assets – 100.0%		$110,147,342

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	AUD	830	USD	504	06/12/2025	$(31,150)
Bank of America NA	CAD	3,971	USD	2,820	06/18/2025	(76,046)
Bank of America NA	USD	271	BRL	1,542	07/02/2025	(2,738)
Bank of America NA	USD	4,022	CHF	3,281	07/09/2025	(16,872)
Citibank NA	USD	2,925	SEK	28,474	06/26/2025	49,183
Citibank NA	KRW	2,323,238	USD	1,631	07/17/2025	(54,874)
Citibank NA	TWD	43,117	USD	1,447	08/22/2025	(24,378)
Deutsche Bank AG	USD	1,051	JPY	146,821	06/25/2025	(28,035)
Goldman Sachs Bank USA	USD	505	AUD	792	06/12/2025	5,495
Morgan Stanley Capital Services, Inc.	EUR	3,665	USD	4,180	07/09/2025	8,953
Standard Chartered Bank	CAD	699	USD	505	06/18/2025	(4,655)
Standard Chartered Bank	JPY	98,109	USD	686	06/25/2025	2,618
Standard Chartered Bank	USD	1,393	SGD	1,791	07/17/2025	(198)
State Street Bank & Trust Co.	USD	546	AUD	854	06/12/2025	4,465
State Street Bank & Trust Co.	USD	815	ILS	3,066	06/12/2025	57,254
State Street Bank & Trust Co.	USD	286	NZD	479	06/12/2025	300
State Street Bank & Trust Co.	CAD	826	USD	596	06/18/2025	(5,881)
State Street Bank & Trust Co.	USD	145	CAD	202	06/18/2025	2,737
State Street Bank & Trust Co.	JPY	242,545	USD	1,699	06/25/2025	10,635
State Street Bank & Trust Co.	JPY	371,580	USD	2,559	06/25/2025	(31,195)
State Street Bank & Trust Co.	USD	614	JPY	88,588	06/25/2025	2,991
State Street Bank & Trust Co.	USD	389	JPY	55,902	06/25/2025	(28)
State Street Bank & Trust Co.	USD	852	NOK	8,993	06/26/2025	28,557

4 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	570	SEK	5,476	06/26/2025	$1,900
State Street Bank & Trust Co.	CHF	282	USD	344	07/09/2025	111
State Street Bank & Trust Co.	USD	337	CHF	282	07/09/2025	7,429
State Street Bank & Trust Co.	USD	274	CHF	223	07/09/2025	(1,556)
State Street Bank & Trust Co.	USD	1,384	EUR	1,225	07/09/2025	10,487
State Street Bank & Trust Co.	HKD	6,438	USD	831	07/11/2025	7,138
State Street Bank & Trust Co.	USD	1,324	GBP	989	07/16/2025	8,342
State Street Bank & Trust Co.	USD	423	GBP	314	07/16/2025	(528)
UBS	USD	5,397	AUD	8,964	06/12/2025	382,320

						$312,781

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

ABFunds.com	AB International Value Fund 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $82,162,950)	$104,547,829	(a)
Affiliated issuers (cost $6,042,763—including investment of cash collateral for securities loaned of $822,133)	6,042,763
Foreign currencies, at value (cost $147,070)	147,347
Unaffiliated dividends receivable	723,562
Unrealized appreciation on forward currency exchange contracts	590,915
Receivable due from Adviser	43,010
Receivable for shares of beneficial interest sold	37,378
Affiliated dividends receivable	12,818
Receivable for investment securities sold and foreign currency transactions	129

Total assets	112,145,751

Liabilities
Payable for collateral received on securities loaned	822,133
Payable for investment securities purchased and foreign currency transactions	550,019
Unrealized depreciation on forward currency exchange contracts	278,134
Custody and accounting fees payable	104,552
Advisory fee payable	69,905
Administrative fee payable	44,527
Payable for shares of beneficial interest redeemed	34,889
Distribution fee payable	17,407
Transfer Agent fee payable	16,611
Trustees’ fees payable	6,560
Accrued expenses	53,672

Total liabilities	1,998,409

Net Assets	$110,147,342

Composition of Net Assets
Paid-in capital	$197,382,351
Accumulated loss	(87,235,009)

Net Assets	$110,147,342

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$77,446,826	4,642,649	$16.68	*

C	$1,147,360	69,374	$16.54

Advisor	$30,632,134	1,791,978	$17.09

I	$921,022	56,036	$16.44

(a)	Includes securities on loan with a value of $6,885,136 (see Note E).

*	The maximum offering price per share for Class A shares was $17.42 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB International Value Fund	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $256,603)	$1,991,626
Affiliated issuers	35,756
Interest	227
Securities lending income, net	10,691	$2,038,300

Expenses
Advisory fee (see Note B)	372,162
Distribution fee—Class A	87,903
Distribution fee—Class C	5,447
Transfer agency—Class A	81,259
Transfer agency—Class C	1,375
Transfer agency—Advisor Class	31,263
Transfer agency—Class I	464
Administrative	54,600
Registration fees	42,049
Custody and accounting	41,246
Audit and tax	32,176
Printing	23,365
Legal	17,581
Trustees’ fees	10,635
Miscellaneous	12,694

Total expenses before bank overdraft expense	814,219
Bank overdraft expense	6,111

Total expenses	820,330
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(251,607)

Net expenses		568,723

Net investment income		1,469,577

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		5,896,430
Forward currency exchange contracts		(350,289)
Foreign currency transactions		76,346
Net change in unrealized appreciation (depreciation) of:
Investments		9,220,412
Forward currency exchange contracts		136,916
Foreign currency denominated assets and liabilities		44,378

Net gain on investment and foreign currency transactions		15,024,193

Contributions from Affiliates (see Note B)		11,868

Net Increase in Net Assets from Operations		$16,505,638

See notes to financial statements.

ABFunds.com	AB International Value Fund 7

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase in Net Assets from Operations
Net investment income	$1,469,577	$2,140,729
Net realized gain on investment and foreign currency transactions	5,622,487	4,972,446
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	9,401,706	5,896,369
Contributions from Affiliates (see Note B)	11,868	– 0	–

Net increase in net assets from operations	16,505,638	13,009,544
Distributions to Shareholders
Class A	(1,543,722)	(5,407,956)
Class C	(15,842)	(67,055)
Advisor Class	(646,149)	(2,160,450)
Class R	– 0	–	(45,450)
Class K	– 0	–	(101,968)
Class I	(20,641)	(66,567)
Transactions in Shares of Beneficial Interest
Net decrease	(1,859,246)	(17,097,709)

Total increase (decrease)	12,420,038	(11,937,611)
Net Assets
Beginning of period	97,727,304	109,664,915

End of period	$110,147,342	$97,727,304

See notes to financial statements.

8 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

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NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

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NOTES TO FINANCIAL STATEMENTS (continued)

traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$3,301,532		$19,846,845		$	– 0	–	$23,148,377
Financials	– 0	–	18,216,529			– 0	–	18,216,529
Health Care	1,078,328		11,240,269			– 0	–	12,318,597
Information Technology	1,015,091		8,347,911			– 0	–	9,363,002
Energy	2,320,836		5,957,360			– 0	–	8,278,196
Consumer Discretionary	– 0	–	8,216,719			– 0	–	8,216,719
Materials	3,499,657		3,879,133			– 0	–	7,378,790
Consumer Staples	1,921,623		3,898,655			– 0	–	5,820,278
Communication Services	– 0	–	5,018,165			– 0	–	5,018,165
Utilities	– 0	–	3,734,940			– 0	–	3,734,940
Real Estate	– 0	–	3,054,236			– 0	–	3,054,236
Short-Term Investments	5,220,630		– 0	–		– 0	–	5,220,630
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	822,133		– 0	–		– 0	–	822,133

Total Investments in Securities	19,179,830		91,410,762	(a)		– 0	–	110,590,592
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	590,915			– 0	–	590,915
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(278,134)			– 0	–	(278,134)

Total	$19,179,830		$91,723,543		$	– 0	–	$110,903,373

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the

12 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of

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NOTES TO FINANCIAL STATEMENTS (continued)

the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, 1.00%, and 1.00% of daily average net assets for Class A, Class C, Advisor Class, and Class I shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.16%, 1.91%, .91% and .91% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. Prior to May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.21%, 1.96%, .96% and .96% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. The Expense Caps will extend through February 28, 2026 and then may be extended by the Adviser for additional one year terms. For the six months ended May 31, 2025, such reimbursements/waivers amounted to $248,026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2025, the reimbursement for such services amounted to $54,600.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $38,617 for the six months ended May 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,199 from the sale of Class A shares and received $2,936 and $3 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB

ABFunds.com	AB International Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2025, such waiver amounted to $1,643.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,138	$20,572	$17,489	$5,221	$36
AB Government Money Market Portfolio*	195	32,182	31,555	822	3

Total				$6,043	$39

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended May 31, 2025, the Adviser reimbursed the Fund $11,868 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,497,802, $2,389,827 and $2,443,960 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for

16 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$26,786,306		$31,690,181
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$25,103,266
Gross unrealized depreciation	(2,405,606)

Net unrealized appreciation	$22,697,660

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$590,915	Unrealized depreciation on forward currency exchange contracts	$278,134

Total		$590,915		$278,134

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(350,289)	$136,916

Total		$(350,289)	$136,916

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$25,013,833
Average principal amount of sale contracts	$23,090,177

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$49,183	$(49,183)		$	– 0	–	$	– 0	–	$ – 0	–
Goldman Sachs Bank USA	5,495	– 0	–		– 0	–		– 0	–	5,495
Morgan Stanley Capital Services, Inc.	8,953	– 0	–		– 0	–		– 0	–	8,953
Standard Chartered Bank	2,618	(2,618)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	142,346	(39,188)			– 0	–		– 0	–	103,158
UBS	382,320	– 0	–		– 0	–		– 0	–	382,320

Total	$590,915	$(90,989)		$	– 0	–	$	– 0	–	$499,926	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$126,806	$ – 0	–	$	– 0	–	$	– 0	–	$126,806
Citibank NA	79,252	(49,183)			– 0	–		– 0	–	30,069
Deutsche Bank AG	28,035	– 0	–		– 0	–		– 0	–	28,035
Standard Chartered Bank	4,853	(2,618)			– 0	–		– 0	–	2,235
State Street Bank & Trust Co.	39,188	(39,188)			– 0	–		– 0	–	– 0	–

Total	$278,134	$(90,989)		$	– 0	–	$	– 0	–	$187,145	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related

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NOTES TO FINANCIAL STATEMENTS (continued)

derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities

20 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,885,136	$822,133	$6,475,509	$7,414	$3,277	$1,938

*	As of May 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Class A
Shares sold	367,524	343,129	$5,640,996	$5,097,772

Shares issued in reinvestment of dividends	98,569	342,720	1,392,774	4,828,554

Shares converted from Class C	4,659	2,442	72,655	35,761

Shares redeemed	(602,904)	(792,933)	(9,052,851)	(11,835,012)

Net decrease	(132,152)	(104,642)	$(1,946,426)	$(1,872,925)

ABFunds.com	AB International Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)			Year Ended November 30, 2024

Class C
Shares sold	1,297		2,316		$18,357		$34,294

Shares issued in reinvestment of dividends	1,077		4,589		15,148		63,940

Shares converted to Class A	(4,698)		(2,482)		(72,655)		(35,761)

Shares redeemed	(3,068)		(8,739)		(45,863)		(133,531)

Net decrease	(5,392)		(4,316)		$(85,013)		$(71,058)

Advisor Class
Shares sold	93,602		54,192		$1,499,822		$825,606

Shares issued in reinvestment of dividends	36,298		120,893		524,871		1,745,303

Shares redeemed	(122,563)		(214,895)		(1,845,578)		(3,312,401)

Net increase (decrease)	7,337		(39,810)		$179,115		$(741,492)

Class R
Shares sold	– 0	–	18,952	$	– 0	–	$269,678

Shares issued in reinvestment of dividends and distributions	– 0	–	3,301		– 0	–	45,416

Shares redeemed	– 0	–	(363,161)		– 0	–	(5,533,534)

Net increase (decrease)	– 0	–	(340,908)	$	– 0	–	$(5,218,440)

Class K
Shares sold	– 0	–	43,662	$	– 0	–	$635,600

Shares issued in reinvestment of dividends	– 0	–	7,394		– 0	–	101,968

Shares redeemed	– 0	–	(658,531)		– 0	–	(10,015,486)

Net increase (decrease)	– 0	–	(607,475)	$	– 0	–	$(9,277,918)

Class I
Shares sold	7,696		17,608		$115,981		$262,601

Shares issued in reinvestment of dividends	1,456		4,693		20,258		65,229

Shares redeemed	(10,282)		(16,373)		(143,161)		(243,706)

Net increase (decrease)	(1,130)		5,928		$(6,922)		$84,124

22 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed, less liquid and subject to increased potential for market manipulation, as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the

ABFunds.com	AB International Value Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$7,849,446	$1,279,499

Total taxable distributions paid	$7,849,446	$1,279,499

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,137,178
Accumulated capital and other losses	(116,218,213	)(a)
Unrealized appreciation (depreciation)	12,578,610	(b)

Total accumulated earnings (deficit)	$(101,502,425)

24 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(a)

As of November 30, 2024, the Fund had a net capital loss carryforward of $116,218,213. During the fiscal year, the Fund utilized $4,206,839 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund had a net short-term capital loss carryforward of $38,627,655 and a net long-term capital loss carryforward of $77,590,558 which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB International Value Fund 25

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.51	$ 14.02	$ 12.89	$ 13.94	$ 12.58	$ 12.84

Income From Investment Operations

Net investment income(a)(b)	.22	.29	.25	.74	.30	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.28	1.39	1.03	(1.42)	1.15	(.23)

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.50	1.68	1.28	(.68)	1.45	(.12)

Less: Dividends

Dividends from net investment income	(.33)	(1.19)	(.15)	(.37)	(.09)	(.14)

Net asset value, end of period	$ 16.68	$ 14.51	$ 14.02	$ 12.89	$ 13.94	$ 12.58

Total Return

Total investment return based on net asset value(d)*	17.60%	12.38%	9.64%	(5.08	)%+	11.51%	(.85)%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$77	$69	$68	$69	$79	$80

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.21	%(f)^	1.23%	1.25%	1.25%	1.25%	1.25%

Expenses, before waivers/reimbursements(e)	1.72	%(f)^	1.75%	1.74%	1.76%	1.61%	1.65%

Net investment income(b)	2.89	%^	1.96%	1.84%	5.92%	2.10%	1.00%

Portfolio turnover rate	27%	46%	39%	42%	45%	48%

See footnote summary on page 30.

26 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.33	$ 13.73	$ 12.61	$ 13.56	$ 12.25	$ 12.46

Income From Investment Operations

Net investment income(a)(b)	.16	.18	.15	.61	.20	.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.26	1.37	1.01	(1.38)	1.11	(.24)

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.42	1.55	1.16	(.77)	1.31	(.21)

Less: Dividends

Dividends from net investment income	(.21)	(.95)	(.04)	(.18)	– 0	–	(.00	)(c)

Net asset value, end of period	$ 16.54	$ 14.33	$ 13.73	$ 12.61	$ 13.56	$ 12.25

Total Return

Total investment return based on net asset value(d)*	17.17%	11.55%	8.81%	(5.80	)%+	10.69%	(1.67)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,147	$1,071	$1,086	$938	$1,233	$2,178

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.96	%(f)^	1.98%	2.00%	2.00%	2.00%	2.00%

Expenses, before waivers/reimbursements(e)	2.49	%(f)^	2.52%	2.52%	2.54%	2.38%	2.43%

Net investment income(b)	2.16	%^	1.23%	1.12%	4.97%	1.44%	.26%

Portfolio turnover rate	27%	46%	39%	42%	45%	48%

See footnote summary on page 30.

ABFunds.com	AB International Value Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.88	$ 14.39	$ 13.23	$ 14.29	$ 12.90	$ 13.16

Income From Investment Operations

Net investment income(a)(b)	.24	.34	.29	.77	.35	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33	1.41	1.05	(1.42)	1.17	(.23)

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.57	1.75	1.34	(.65)	1.52	(.08)

Less: Dividends

Dividends from net investment income	(.36)	(1.26)	(.18)	(.41)	(.13)	(.18)

Net asset value, end of period	$ 17.09	$ 14.88	$ 14.39	$ 13.23	$ 14.29	$ 12.90

Total Return

Total investment return based on net asset value(d)*	17.74%	12.65%	9.87%	(4.77	)%+	11.82%	(.68)%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$31	$27	$26	$27	$33	$32

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.96	%(f)^	.98%	1.00%	1.00%	1.00%	1.00%

Expenses, before waivers/reimbursements(e)	1.47	%(f)^	1.50%	1.49%	1.51%	1.36%	1.40%

Net investment income(b)	3.16	%^	2.22%	2.07%	6.01%	2.36%	1.25%

Portfolio turnover rate	27%	46%	39%	42%	45%	48%

See footnote summary on page 30.

28 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 14.32	$ 13.88	$ 12.80	$ 13.88	$ 12.57	$ 12.86

Income From Investment Operations

Net investment income(a)(b)	.24	.33	.25	.78	.32	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.24	1.37	1.05	(1.42)	1.15	(.23)

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.48	1.70	1.30	(.64)	1.47	(.08)

Less: Dividends

Dividends from net investment income	(.36)	(1.26)	(.22)	(.44)	(.16)	(.21)

Net asset value, end of period	$ 16.44	$ 14.32	$ 13.88	$ 12.80	$ 13.88	$ 12.57

Total Return

Total investment return based on net asset value(d)*	17.77%	12.62%	9.97%	(4.83	)%+	11.78%	(.64)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$921	$819	$711	$1,129	$1,400	$1,829

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.96	%(f)^	.99%	1.00%	1.00%	1.00%	1.00%

Expenses, before waivers/reimbursements(e)	1.36	%(f)^	1.37%	1.27%	1.26%	1.12%	1.14%

Net investment income(b)	3.24	%^	2.23%	1.82%	6.26%	2.28%	1.30%

Portfolio turnover rate	27%	46%	39%	42%	45%	48%

See footnote summary on page 30.

ABFunds.com	AB International Value Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.
(b)	Net of expenses waived/reimbursed by the Adviser.
(c)	Amount is less than $.005.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2025 such waiver amounted to .01%.

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30,
			2024	2023	2022	2021	2020

Class A

Net of waivers/reimbursements	1.19	%^	1.23%	1.25%	1.25%	1.25%	1.25%

Before waivers/reimbursements	1.69	%^	1.75%	1.74%	1.76%	1.61%	1.65%
Class C

Net of waivers/reimbursements	1.93	%^	1.98%	2.00%	2.00%	2.00%	2.00%

Before waivers/reimbursements	2.46	%^	2.52%	2.52%	2.54%	2.38%	2.43%
Advisor Class

Net of waivers/reimbursements	.94	%^	.98%	1.00%	1.00%	1.00%	1.00%

Before waivers/reimbursements	1.44	%^	1.50%	1.49%	1.51%	1.36%	1.40%
Class I

Net of waivers/reimbursements	.94	%^	.99%	1.00%	1.00%	1.00%	1.00%

Before waivers/reimbursements	1.33	%^	1.37%	1.27%	1.26%	1.12%	1.14%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2025 and for the years ended November 30, 2024, November 30, 2023, November 30, 2022 and November 30, 2020 by .6%, .06%, .02%, .01% and .04%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See	notes to financial statements.

30 AB International Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB International Value Fund 31

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

32 AB International Value Fund	ABFunds.com

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance in the most recent periods was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the

ABFunds.com	AB International Value Fund 33

Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested, as a condition to their approval, that the Adviser lower its existing expense limitation by a further 0.05% to align the Fund’s expense ratio more closely to the medians, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

34 AB International Value Fund	ABFunds.com

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB International Value Fund 35

NOTES

36 AB International Value Fund	ABFunds.com

AB INTERNATIONAL VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IV-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Large Cap Value Fund

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Financials – 22.8%
Banks – 8.7%
Bank of America Corp.	292,675	$12,915,748
First Citizens BancShares, Inc./NC – Class A	1,964	3,631,201
M&T Bank Corp.	20,569	3,756,722
Wells Fargo & Co.	211,626	15,825,392

		36,129,063

Capital Markets – 6.9%
Charles Schwab Corp. (The)	170,089	15,025,662
CME Group, Inc.	24,297	7,021,833
Morgan Stanley	50,174	6,423,777

		28,471,272

Financial Services – 4.0%
Corebridge Financial, Inc.	246,183	8,028,028
Fiserv, Inc.(a)	53,095	8,643,335

		16,671,363

Insurance – 3.2%
Progressive Corp. (The)	24,771	7,058,001
Willis Towers Watson PLC	20,171	6,385,130

		13,443,131

		94,714,829

Industrials – 14.1%
Aerospace & Defense – 3.0%
RTX Corp.	92,032	12,560,527

Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.	32,122	3,082,748

Building Products – 0.9%
Builders FirstSource, Inc.(a)	35,675	3,841,484

Electrical Equipment – 2.9%
Eaton Corp. PLC	27,482	8,799,737
Sensata Technologies Holding PLC	121,500	3,166,290

		11,966,027

Machinery – 5.6%
CNH Industrial NV	451,776	5,651,718
Deere & Co.	14,805	7,495,179
Pentair PLC	76,625	7,599,668
Stanley Black & Decker, Inc.	36,851	2,411,161

		23,157,726

Professional Services – 0.9%
Robert Half, Inc.	84,043	3,848,329

		58,456,841

ABFunds.com	AB Large Cap Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 13.9%
Health Care Equipment & Supplies – 1.4%
Medtronic PLC	71,310	$5,917,304

Health Care Providers & Services – 7.3%
Encompass Health Corp.	64,784	7,832,385
Labcorp Holdings, Inc.	43,478	10,824,718
UnitedHealth Group, Inc.	38,242	11,545,642

		30,202,745

Life Sciences Tools & Services – 1.9%
ICON PLC(a)	19,295	2,513,752
Thermo Fisher Scientific, Inc.	13,246	5,335,754

		7,849,506

Pharmaceuticals – 3.3%
Johnson & Johnson	53,282	8,269,899
Merck & Co., Inc.	70,178	5,392,478

		13,662,377

		57,631,932

Consumer Discretionary – 7.8%
Hotels, Restaurants & Leisure – 2.7%
McDonald’s Corp.	35,417	11,115,625

Specialty Retail – 5.1%
AutoZone, Inc.(a)	2,246	8,384,408
Bath & Body Works, Inc.	99,138	2,787,761
Lowe’s Cos., Inc.	45,417	10,251,979

		21,424,148

		32,539,773

Information Technology – 7.5%
Semiconductors & Semiconductor Equipment – 2.6%
Lam Research Corp.	57,964	4,682,912
NXP Semiconductors NV	32,396	6,191,847

		10,874,759

Software – 3.1%
Gen Digital, Inc.	215,779	6,145,386
Oracle Corp.	41,596	6,885,386

		13,030,772

Technology Hardware, Storage & Peripherals – 1.8%
Sandisk Corp./DE(a)	49,497	1,865,542
Western Digital Corp.	107,725	5,553,224

		7,418,766

		31,324,297

2 AB Large Cap Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 7.0%
Diversified Telecommunication Services – 1.9%
Comcast Corp. – Class A	234,347	$8,101,376

Entertainment – 3.3%
Walt Disney Co. (The)	122,324	13,827,505

Wireless Telecommunication Services – 1.8%
T-Mobile US, Inc.	30,360	7,353,192

		29,282,073

Consumer Staples – 7.0%
Beverages – 1.8%
Coca-Cola Co. (The)	105,640	7,616,644

Consumer Staples Distribution & Retail – 5.2%
Dollar Tree, Inc.(a)	55,238	4,985,782
Walmart, Inc.	165,978	16,385,348

		21,371,130

		28,987,774

Energy – 6.3%
Energy Equipment & Services – 2.2%
Baker Hughes Co.	249,199	9,232,823

Oil, Gas & Consumable Fuels – 4.1%
Cameco Corp.	38,922	2,278,105
EOG Resources, Inc.	66,474	7,217,082
Exxon Mobil Corp.	72,977	7,465,547

		16,960,734

		26,193,557

Real Estate – 4.6%
Health Care REITs – 0.8%
American Healthcare REIT, Inc.	89,839	3,138,975

Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	39,992	3,883,623

Industrial REITs – 1.0%
Rexford Industrial Realty, Inc.(b)	119,193	4,200,361

Office REITs – 0.7%
COPT Defense Properties	105,751	2,902,865

Specialized REITs – 1.2%
Digital Realty Trust, Inc.	29,423	5,046,633

		19,172,457

Utilities – 4.5%
Electric Utilities – 2.5%
American Electric Power Co., Inc.	102,252	10,582,059

ABFunds.com	AB Large Cap Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Multi-Utilities – 2.0%
Ameren Corp.	86,118	$8,343,112

		18,925,171

Materials – 3.7%
Chemicals – 3.7%
Corteva, Inc.	123,335	8,732,118
LyondellBasell Industries NV – Class A	119,547	6,753,210

		15,485,328

Total Common Stocks (cost $340,997,214)		412,714,032

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $2,815,542)	2,815,542	2,815,542

Total Investments – 99.9% (cost $343,812,756)		415,529,574
Other assets less liabilities – 0.1%		321,038

Net Assets – 100.0%		$415,850,612

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $340,997,214)	$412,714,032	(a)
Affiliated issuers (cost $2,815,542)	2,815,542
Unaffiliated dividends receivable	622,214
Receivable for shares of beneficial interest sold	140,256
Affiliated dividends receivable	11,828
Receivable due from Adviser	10,567

Total assets	416,314,439

Liabilities
Advisory fee payable	180,894
Payable for shares of beneficial interest redeemed	103,638
Custody and accounting fees payable	90,398
Administrative fee payable	39,013
Distribution fee payable	10,678
Transfer Agent fee payable	10,073
Trustees’ fees payable	7,952
Accrued expenses	21,181

Total liabilities	463,827

Net Assets	$415,850,612

Composition of Net Assets
Paid-in capital	$319,860,145
Distributable earnings	95,990,467

Net Assets	$415,850,612

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$46,526,507	2,766,540	$16.82	*

C	$680,622	39,840	$17.08

Advisor	$367,072,201	21,792,690	$16.84

I	$1,562,418	94,057	$16.61

Z	$8,864	526	$16.84

(a)	Includes securities on loan with a value of $3,565,301 (see Note E).

*	The maximum offering price per share for Class A shares was $17.57 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $10,227)	$4,708,704
Affiliated issuers	32,790
Interest	264
Securities lending income, net	3,822	$4,745,580

Expenses
Advisory fee (see Note B)	1,083,610
Distribution fee—Class A	60,561
Distribution fee—Class C	3,466
Transfer agency—Class A	10,614
Transfer agency—Class C	204
Transfer agency—Advisor Class	83,820
Transfer agency—Class I	953
Transfer agency—Class Z	1
Administrative	52,984
Registration fees	52,191
Custody and accounting	37,458
Audit and tax	25,942
Legal	21,442
Printing	18,009
Trustees’ fees	12,896
Miscellaneous	19,400

Total expenses	1,483,551
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(57,133)

Net expenses		1,426,418

Net investment income		3,319,162

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		22,213,417
Foreign currency transactions		(123)
Net change in unrealized appreciation (depreciation) of
Investments		(65,422,512)
Foreign currency denominated assets and liabilities		(15)

Net loss on investment and foreign currency transactions		(43,209,233)

Net Decrease in Net Assets from Operations		$(39,890,071)

See notes to financial statements.

6 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,319,162	$5,891,709
Net realized gain on investment transactions	22,213,294	46,201,443
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(65,422,527)	67,694,046

Net increase (decrease) in net assets from operations	(39,890,071)	119,787,198
Distributions to Shareholders
Class A	(5,496,774)	(2,252,713)
Class C	(70,014)	(31,966)
Advisor Class	(44,070,405)	(16,452,685)
Class R	– 0	–	(15,001)
Class K	– 0	–	(261,446)
Class I	(190,412)	(84,771)
Class Z	(1,142)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	25,344,842	(11,949,859)

Total increase (decrease)	(64,373,976)	88,738,757
Net Assets
Beginning of period	480,224,588	391,485,831

End of period	$415,850,612	$480,224,588

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Large Cap Value Fund (the “Fund”) (formerly known as AB Value Fund), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Effective October 1, 2024, the Fund commenced offering Class Z shares. Class B, Class R and Class K, shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

8 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Large Cap Value Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$412,714,032		$	– 0	–	$	– 0	–	$412,714,032
Short-Term Investments	2,815,542			– 0	–		– 0	–	2,815,542

Total Investments in Securities	415,529,574			– 0	–		– 0	–	415,529,574
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$415,529,574		$	– 0	–	$	– 0	–	$415,529,574

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Large Cap Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

12 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. Prior to August 1, 2024, the Fund paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective August 1, 2024, the Advisor has contractually agreed to waive 0.025% of the advisory fee. The advisory fee waiver cannot be terminated until February 28, 2026. The Adviser has contractually agreed to waive its advisory fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65% of average daily net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares. For the six months ended May 31, 2025, such waiver amounted to $55,452.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2025, the reimbursement for such services amounted to $52,984.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $44,116 for the six months ended May 31, 2025.

ABFunds.com	AB Large Cap Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $370 from the sale of Class A shares and received $6 and $5 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2025, such waiver amounted to $1,524.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$686		$44,898	$42,768	$2,816		$33
AB Government Money Market Portfolio*	– 0	–	13,514	13,514	– 0	–	1

Total					$2,816		$34

*	Investments of cash collateral for securities lending transactions (see Note E)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees

14 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $979,766, $148,710 and $85,393 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$77,635,727		$100,748,505
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$94,400,843
Gross unrealized depreciation	(22,684,025)

Net unrealized appreciation	$71,716,818

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options

ABFunds.com	AB Large Cap Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is

16 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$3,565,301	$	– 0	–	$3,703,984	$2,845	$977	$157

*	As of May 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Class A
Shares sold	81,170	68,550	$1,422,109	$1,233,081

Shares issued in reinvestment of dividends and distributions	277,338	129,001	4,889,464	2,025,312

Shares converted from Class C	4,650	15,696	86,359	272,361

Shares redeemed	(212,253)	(521,796)	(3,622,468)	(9,419,438)

Net increase (decrease)	150,905	(308,549)	$2,775,464	$(5,888,684)

ABFunds.com	AB Large Cap Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024	Six Months Ended May 31, 2025 (unaudited)			Year Ended November 30, 2024

Class C
Shares sold	3,339		9,206		$59,316		$159,823

Shares issued in reinvestment of dividends and distributions	3,410		1,270		61,318		20,277

Shares converted to Class A	(4,583)		(15,492)		(86,359)		(272,361)

Shares redeemed	(718)		(10,717)		(12,190)		(191,643)

Net increase (decrease)	1,448		(15,733)		$22,085		$(283,904)

Advisor Class
Shares sold	1,526,336		2,789,172		$26,526,164		$49,407,079

Shares issued in reinvestment of dividends and distributions	2,170,248		795,830		38,283,167		12,502,484

Shares redeemed	(2,436,887)		(3,377,036)		(42,346,398)		(60,892,794)

Net increase	1,259,697		207,966		$22,462,933		$1,016,769

Class R
Shares sold	– 0	–	934	$	– 0	–	$16,055

Shares issued in reinvestment of dividends and distributions	– 0	–	958		– 0	–	15,001

Shares redeemed	– 0	–	(23,365)		– 0	–	(418,784)

Net increase (decrease)	– 0	–	(21,473)	$	– 0	–	$(387,728)

Class K
Shares sold	– 0	–	14,024	$	– 0	–	$230,099

Shares issued in reinvestment of dividends and distributions	– 0	–	17,043		– 0	–	261,444

Shares redeemed	– 0	–	(386,876)		– 0	–	(6,636,108)

Net increase (decrease)	– 0	–	(355,809)	$	– 0	–	$(6,144,565)

18 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30, 2024		Six Months Ended May 31, 2025 (unaudited)			Year Ended November 30, 2024

Class I
Shares sold	3,347		2,628			$53,485		$46,295

Shares issued in reinvestment of dividends and distributions	4,636		2,099			80,662		32,551

Shares redeemed	(2,948)		(19,647)			(49,790)		(350,633)

Net increase (decrease)	5,035		(14,920)			$84,357		$(271,787)

Class Z(a)
Shares sold	– 0	–	526		$	– 0	–	$10,040

Share issued in reinvestment of dividends and distributions	– 0	–	– 0	–		3		– 0	–

Net increase	– 0	–	526			$3		$10,040

(a)	Commencement of operations October 1, 2024.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

ABFunds.com	AB Large Cap Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Capital Gain Risk: A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

20 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$5,400,938	$5,972,242
Net long-term capital gains	13,697,644	39,507,172

Total taxable distributions paid	$19,098,582	$45,479,414

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,917,936
Undistributed capital gains	43,193,559
Unrealized appreciation (depreciation)	136,597,790	(a)

Total accumulated earnings (deficit)	$185,709,285

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Large Cap Value Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.58	$ 16.43	$ 17.31	$ 18.45	$ 14.86	$ 15.30

Income From Investment Operations

Net investment income(a)(b)	.11	.21	.20	.19	.16	.19

Net realized and unrealized gain (loss) on investment transactions	(1.77)	4.71	.86	.44	3.61	(.30)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.66)	4.92	1.06	.63	3.77	(.11)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.19)	(.23)	(.18)	(.18)	(.22)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(2.10)	(.77)	(1.94)	(1.77)	(.18)	(.33)

Net asset value, end of period	$ 16.82	$ 20.58	$ 16.43	$ 17.31	$ 18.45	$ 14.86

Total Return

Total investment return based on net asset value(d)*	(8.55)%	31.41%	7.35%	3.39%	25.68%	(.76)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,527	$53,836	$48,039	$48,671	$50,255	$43,203

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.88	%^	.93%	.96%	.95%	.95%	.99%

Expenses, before waivers/reimbursements(e)	.90	%^	.95%	.97%	.95%	.95%	.99%

Net investment income(b)	1.31	%^	1.16%	1.31%	1.12%	.90%	1.44%

Portfolio turnover rate	18%	53%	45%	46%	42%	61%

See footnote summary on page 26.

22 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.76	$ 16.52	$ 17.37	$ 18.50	$ 14.85	$ 15.28

Income From Investment Operations

Net investment income(a)(b)	.05	.07	.09	.06	.03	.09

Net realized and unrealized gain (loss) on investment transactions	(1.81)	4.78	.86	.44	3.63	(.32)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.76)	4.85	.95	.50	3.66	(.23)

Less: Dividends and Distributions

Dividends from net investment income	(.01)	(.03)	(.09)	(.04)	(.01)	(.09)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(1.92)	(.61)	(1.80)	(1.63)	(.01)	(.20)

Net asset value, end of period	$ 17.08	$ 20.76	$ 16.52	$ 17.37	$ 18.50	$ 14.85

Total Return

Total investment return based on net asset value(d)*	(8.96)%	30.44%	6.54%	2.62%	24.75%	(1.54)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$681	$797	$894	$1,474	$1,419	$1,046

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.64	%^	1.69%	1.72%	1.71%	1.71%	1.75%

Expenses, before waivers/reimbursements(e)	1.67	%^	1.71%	1.72%	1.71%	1.71%	1.75%

Net investment income(b)	.55	%^	.41%	.60%	.38%	.15%	.69%

Portfolio turnover rate	18%	53%	45%	46%	42%	61%

See footnote summary on page 26.

ABFunds.com	AB Large Cap Value Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.64	$ 16.47	$ 17.36	$ 18.50	$ 14.90	$ 15.33

Income From Investment Operations

Net investment income(a)(b)	.14	.25	.24	.23	.21	.23

Net realized and unrealized gain (loss) on investment transactions	(1.79)	4.73	.85	.44	3.60	(.30)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.65)	4.98	1.09	.67	3.81	(.07)

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.27)	(.22)	(.21)	(.25)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(2.15)	(.81)	(1.98)	(1.81)	(.21)	(.36)

Net asset value, end of period	$ 16.84	$ 20.64	$ 16.47	$ 17.36	$ 18.50	$ 14.90

Total Return

Total investment return based on net asset value(d)*	(8.49)%	31.80%	7.57%	3.66%	25.97%	(.47)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$367,072	$423,767	$334,806	$341,919	$364,323	$314,298

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.63	%^	.68%	.71%	.70%	.70%	.74%

Expenses, before waivers/reimbursements(e)	.65	%^	.70%	.71%	.70%	.70%	.74%

Net investment income(b)	1.56	%^	1.40%	1.56%	1.37%	1.15%	1.68%

Portfolio turnover rate	18%	53%	45%	46%	42%	61%

See footnote summary on page 26.

24 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 20.38	$ 16.28	$ 17.19	$ 18.34	$ 14.77	$ 15.20

Income From Investment Operations

Net investment income(a)(b)	.13	.24	.24	.23	.21	.23

Net realized and unrealized gain (loss) on investment transactions	(1.76)	4.68	.83	.44	3.58	(.29)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.63)	4.92	1.07	.67	3.79	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.24)	(.27)	(.23)	(.22)	(.26)

Distributions from net realized gain on investment transactions	(1.91)	(.58)	(1.71)	(1.59)	– 0	–	(.11)

Total dividends and distributions	(2.14)	(.82)	(1.98)	(1.82)	(.22)	(.37)

Net asset value, end of period	$ 16.61	$ 20.38	$ 16.28	$ 17.19	$ 18.34	$ 14.77

Total Return

Total investment return based on net asset value(d)*	(8.47)%	31.77%	7.63%	3.66%	25.97%	(.44)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,562	$1,814	$1,693	$1,638	$1,785	$1,527

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.65	%^	.70%	.70%	.68%	.68%	.71%

Expenses, before waivers/reimbursements(e)	.73	%^	.78%	.70%	.68%	.68%	.71%

Net investment income(b)	1.54	%^	1.39%	1.56%	1.40%	1.17%	1.72%

Portfolio turnover rate	18%	53%	45%	46%	42%	61%

See footnote summary on page 26.

ABFunds.com	AB Large Cap Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class Z
	Six Months Ended May 31, 2025 (unaudited)	October 1, 2024(f) to November 30, 2024

Net asset value, beginning of period	$ 20.61	$ 19.08

Income From Investment Operations

Net investment income(a)(b)	.18	.05

Net realized and unrealized gain (loss) on investment transactions	(1.78)	1.48

Net increase (decrease) in net asset value from operations	(1.60)	1.53

Less: Dividends and Distributions

Dividends from net investment income	(.26)	– 0	–

Distributions from net realized gain on investment transactions	(1.91)	– 0	–

Total distributions	(2.17)	– 0	–

Net asset value, end of period	$ 16.84	$ 20.61

Total Return

Total investment return based on net asset value(d)*	(8.22)%	8.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.04%^	.12	%^

Expenses, before waivers/reimbursements(e)	.61%^	.71	%^

Net investment income(b)	2.13%^	1.48	%^

Portfolio turnover rate	18%	53%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2025 such waiver amounted to 0.03%.

(f)	Commencement of operations.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2025 by .04%.

^	Annualized.

See notes to financial statements.

26 AB Large Cap Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Value Fund (formerly AB Value Fund) (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Large Cap Value Fund 27

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

28 AB Large Cap Value Fund	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a reduction in the contractual fee rate and an additional contractual waiver of a portion of the reduced advisory fee, as well as a voluntary expense limitation by the Adviser, all effective August 1, 2024) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment

ABFunds.com	AB Large Cap Value Fund 29

strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians of a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

30 AB Large Cap Value Fund	ABFunds.com

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Large Cap Value Fund 31

NOTES

32 AB Large Cap Value Fund	ABFunds.com

AB LARGE CAP VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

LCV-0152-0525

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 25, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 25, 2025